Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
Business acquisition, pro forma information

	Year Ended
	December 31,
	2011 [1]	2010
Net sales (combined)	$1,301.3	$1,110.7
Net income (combined)	$25.1	$16.9
Basic earnings per share (combined)	$1.32	$0.87
Diluted earnings per share (combined)	$1.32	$0.87

Select financial data (Net sales and net income before income taxes)

Year Ended
December 31, 2011
Net sales	$42.8
Net income before income taxes	$10.5

Alexco
Business Acquisition [Line Items]
Summary of estimated fair value and recognized amounts of assets and liabilities assumed

Allocation of purchase price:
Cash	$4.9
Accounts receivable, net	3.6
Inventory	6.6
Property, plant and equipment	4.5
Definite-lived intangible assets:
Customer relationships	34.7
Backlog	0.3
Trademark and trade name	0.4
Goodwill	34.1
Accounts payable and other current liabilities	(1.0)
Cash consideration paid	$88.1

Nichols
Business Acquisition [Line Items]
Summary of estimated fair value and recognized amounts of assets and liabilities assumed

Allocation of purchase price:
Inventory	$3.9
Other current assets	2.3
Property, plant and equipment	4.2
Definite lived intangible assets	4.3
Goodwill	3.1
Accounts payable and other current liabilities	(2.1)
Consideration paid	$15.7